                                            RONALD E. BEETTAM, F.S.A., F.C.I.A.
[LOGO]                                      President

       CANADA LIFE                          Canada Life Insurance Company
                                               of America
                                            P.O. Box 105662
                                            Atlanta, GA 30348-5662

                                                   (770) 953-1959, x2861
                                                   (800) 905-1959
                                             FAX:  (888) 670-4836


February 28, 2000


Dear Varifund(R) Policyowner:

Enclosed is the Varifund Annual Report for the period ending December 31, 1999. We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Thank you for selecting Varifund for your financial needs.

Sincerely,


Ronald E. Beettam

Encl.






             6201 Powers Ferry Road, N.W. . Atlanta, Georgia 30339

VARIFUND(R)                  [LOGO APPEARS HERE] CANADA LIFE
A Variable Annuity                               INSURANCE COMPANY OF AMERICA
                                                              P.O Box 105662
                                                      Atlanta, Ga 30348-5662
                                                              (800) 905-1959
Additional Premium Payment Form

Please complete the following information:

OWNER:_________________________       AMOUNT OF PREMIUM PAYMENT:

ANNUITANT:_____________________       $____________

POLICY NO.:____________________

OWNER'S SSN/TIN:_______________       IF YOU ARE CHANGING ALLOCATION
                                      PLEASE COMPLETE THE FOLLOWING:

                                      ________ THIS PAYMENT ONLY

                                      ________ THIS PAYMENT AND ALL FUTURE PYMTS

                                      ________ RE-ALLOCATE ALL CURRENT ASSETS

                    CLASF INT'L EQUITY 10/30    ____%      FIDELITY HIGH INCOME 18/38   ____%    DREYFUS GROWTH & INC 80/90  ____%
                    CLASF MONEY MARKET 11/31    ____%      FIDELITY INDEX 500 20/40     ____%    DREYFUS SOCIAL RESPON 81/91 ____%
                    CLASF MANAGED 12/32         ____%      FIDELITY OVERSEAS 19/39      ____%    MONTGOMERY EMERG MKT 86/96  ____%
                    CLASF BOND 13/33            ____%      ALGER GROWTH 83/93           ____%    MONTGOMERY GROWTH 87/97     ____%
                    CLASF CAPITAL 15/35         ____%      ALGER LEVER ALLCAP 85/94     ____%    SELIGMAN COMM & INFO 50/70  ____%
                    FIDELITY ASSET MGR 16/36    ____%      ALGER SMALL CAP 82/92        ____%    SELIGMAN FRONTIER 51/71     ____%
                    FIDELITY CONTRAFUND 52/72   ____%      BERGER/BIAM IPT INT'L 88/92  ____%
                    FIDELITY GROWTH 17/37       ____%      BERGER/BIAM SM. CO GR 89/99  ____%
                    FIDELITY GROWTH OPPS 53/73  ____%      DREYFUS CAP'L APPR. 46/47    ____%

-----------------------------------------------------------------------------------------------------------------------
                             Fixed Account Options*
______ % 1 Yr. (301)      ______ % 3 Yr. (303)     ______% 5 Yr. (305)     _______ 7 Yr. (307)   _______ 10 Yr. (310)
*The Fixed Accounts and/or the Guarantee Periods may not be available in all states.
-----------------------------------------------------------------------------------------------------------------------
Total allocation must equal  100%

OWNER'S SIGNATURE           _________________________     DATE _______________

JOINT OWNER'S SIGNATURE     _________________________     DATE _______________

    PLEASE MAKE CHECKS PAYABLE TO CANADA LIFE INSURANCE COMPANY OF AMERICA

                INFORMATION FOR QUALIFIED POLICY CONTRIBUTIONS
                       (THIS SECTION MUST BE COMPLETED)

IS THIS A ROLLOVER? _____YES _____NO

IF YES, WHAT TYPE? ______________________  PLEASE NOTE:  CONTRIBUTIONS FOR
                                                         PRIOR
                                                         TAX YEAR CANNOT BE MADE
CONTRIBUTION $___________ FOR __________                 AFTER APRIL 15TH OF THE
                                                         CURRENT TAX YEAR.
CONTRIBUTION $___________ FOR __________

      PLEASE DIRECT ANY QUESTIONS REGARDING YOUR POLICY TO YOUR REGISTERED REPRESENTATIVE OR TO OUR VARIABLE ANNUITY DEPARTMENT AT (800) 905-1959.

  Our Variable Annuity Administrators can not advise you on the suitability of your payment. Please contact your Registered Representative to discuss suitability issues prior to submitting your additional premium payment.

 Variable Annuities are issued by Canada Life Insurance Company of America and offered through its subsidiary, Canada Life of America
                    Financial Services, Inc. (member NASD).

The attached are incorporated by reference herein to the semi-annual reports filed by and on behalf of the following:

The Alger American Fund, filed February 28, 2000
    Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American Midcap Growth; and Alger American Leveraged AllCap

Berger Institutional Products Trust, filed February 28, 2000
    Portfolios which include: Berger/BIAM IPT-International Fund; Small Company Growth

Canada Life of America Series Fund, Inc., filed March 8, 2000
    Portfolios which include: Money Market; Managed; Bond; Value Equity, International Equity; and Capital.

Dreyfus Variable Investment Fund, filed February 23, 2000
    Portfolios which include: Dreyfus Growth and Income; Dreyfus Capital Appreciation

The Dreyfus Socially Responsible Growth Fund, Inc., filed February 23, 2000
    Portfolios which include: Dreyfus Socially Responsible

Fidelity Investments Variable Insurance Products Fund, filed February 23, 2000
    Portfolios which include: Fidelity VIP Growth

Fidelity Investments Variable Insurance Products Fund, filed February 23, 2000
    Portfolios which include: Fidelity VIP High Income

Fidelity Investments Variable Insurance Products Fund, filed February 23, 2000
    Portfolios which include: Fidelity VIP Overseas

Fidelity Investments Variable Insurance Products Fund II, filed February 23,
    2000
    Portfolios which include: Fidelity VIP II Asset Manager

Fidelity Investments Variable Insurance Products Fund II, filed February 23,
    2000
    Portfolios which include: Fidelity VIP II Index 500; Fidelity VIP II Contrafund

Seligman Portfolios, Inc., filed March 1, 2000
    Portfolios which include: Communications and Information; and Frontier

The Montgomery Funds III, filed February 28, 2000
    Portfolios which include: Montgomery Variable Series Emerging Markets Fund; and Montgomery Variable Series Growth Fund

             V A R I F U N D(R)                       A N N U I T Y
--------------------------------------  VF  ------------------------------------
VARIABLE SUB-ACCOUNT PERFORMANCE            Average Annual Total Returns For
                                            Periods Ending December 31, 1999
                                               Assuming Contract Continues

                                                                                                                   Since     Fund
                                                                             One      Three    Five       Ten      Fund    Inception
Portfolio Type                Portfolio                            YTD      Year       Year    Year       Year   Inception   Date

------------------------------------------------------------------------------------------------------------------------------------
Equity Portfolios        Alger American Growth                   31.79%    31.79%    33.58%    29.06%    21.14%    21.29%   01/08/89
                         Alger American Leveraged AllCap         75.47%    75.47%    47.66%      N/A       N/A     44.36%   01/25/95
                         Alger American MidCap Growth            29.92%    29.92%    23.66%    24.33%      N/A     22.93%   05/03/93
                         Alger American Small Capitalization     41.32%    41.32%    20.86%    20.88%    16.53%    19.13%   09/20/88
                         Berger Small Company Growth             88.67%    88.67%    31.37%      N/A       N/A     24.43%   05/01/96
                         CLASF Capital                           58.46%    58.46%    30.81%    26.63%      N/A     20.35%   04/23/93
                         CLASF Value Equity                      18.21%    18.21%    14.43%    13.98%    10.46%    10.46%   12/04/89
                         Dreyfus Capital Appreciation             9.82%     9.82%    21.15%    23.71%      N/A     18.26%   03/31/83
                         Dreyfus Growth & Income                 15.17%    15.17%    13.26%    22.13%      N/A     18.53%   05/02/94
                         Dreyfus Socially Responsible            28.17%    28.17%    27.42%    26.82%      N/A     22.31%   10/07/93
                         Fidelity VIP II Contrafund              22.43%    22.43%    24.20%      N/A       N/A     25.86%   01/03/95
                         Fidelity VIP Growth                     35.43%    35.43%    31.34%    27.86%    18.21%    17.06%   10/09/86
                         Montgomery Growth                       19.02%    19.02%    15.22%      N/A       N/A     18.51%   02/09/96
                         Fidelity VIP II Index 500               18.74%    16.74%    25.23%    26.32%      N/A     19.33%   08/27/92
                         Fidelity VIP III Growth Opportunities    2.73%     2.73%    17.29%      N/A       N/A     19.73%   01/03/95
                         Seligman Frontier                       14.88%    14.88%     6.54%    15.47%      N/A     15.86%   10/11/94

                         -----------------------------------------------------------------------------------------------------------
International            Berger-IPT International                29.33%    29.33%      N/A       N/A       N/A     14.53%   05/01/97
                         CLASF International Equity              42.75%    42.75%    17.91%      N/A       N/A     16.17%   04/24/95
                         Fidelity VIP Overseas                   40.54%    40.54%    19.74%    15.64%     9.80%     9.29%   01/28/87
                         Montgomery Emerging Markets             62.41%    62.41%   (0.71)%      N/A       N/A      0.79%   02/02/96

                         -----------------------------------------------------------------------------------------------------------
Specially Portfolio      Seligman Communications & Information   83.11%    83.11%    43.70%    34.14%      N/A     33.32%   10/11/94

                         -----------------------------------------------------------------------------------------------------------
Balanced                 CLASF Managed                            7.80%     7.80%     8.98%    10.14%     8.29%     8.24%   12/04/89
                         Fidelity VIP II Asset Manager            9.46%     9.46%    13.84%    13.94%      N/A     11.16%   09/06/89

                         -----------------------------------------------------------------------------------------------------------
Fixed Income Portfolios  CLASF Bond                              (5.25)%   (5.25)%    2.71%     5.16%     5.25%     5.18%   12/04/89
                         Fidelity VIP High Income                 6.56%     6.56%     5.21%     9.24%    10.81%     9.29%   09/19/86

                         -----------------------------------------------------------------------------------------------------------
Money Market             CLASF Money Market                       2.86%     2.86%     3.18%     3.22%     2.95%     2.97%   12/04/89


CLASF Money Market Portfolio current yield (annualized yield for a seven day period ended December 31, 1999) is 5.01%. VariFund Fixed Account 1 year rate was 4.75% as of January 1, 2000. The Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your Investment at $10.00 per share, it is possible to lose money by investing in the Fund. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after the deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may fluctuate so that Investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1989 reflect performance if VariFund existed at the inception of those portfolios. Contact your registered representative or call Canada Life Insurance Company of America at (800) 905-1959 for a Prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending any money.
(Not valid without accompanying "standardized" performance returns.)
Date of first use December 31, 1999

             V A R I F U N D(R)                       A N N U I T Y
--------------------------------------------------------------------------------
VARIABLE SUB-ACCOUNT PERFORMANCE            Average Annual Total Returns For
                                            Periods Ending December 31, 1999
                                            Assuming Contract is Surrendered At
                                                      End Of Period

                                                                                                                 Since   Sub-Account
                                                                           One      Three      Five      Ten    Sub-Acct  Inception
Portfolio Type                Portfolio                           YTD      Year      Year      Year      Year   Inception   Date

------------------------------------------------------------------------------------------------------------------------------------
Equity Portfolios        Alger American Growth                   26.39%    26.39%    32.73%      N/A       N/A     27.52%   05/01/96
                         Alger American Leveraged AllCap         70.07%    70.07%    46.97%      N/A       N/A     36.00%   05/01/96
                         Alger American MidCap Growth            24.52%    24.52%    22.67%      N/A       N/A     17.71%   05/01/96
                         Alger American Small Capitalization     35.92%    35.92%    19.84%      N/A       N/A     13.39%   05/01/96
                         Berger Small Company Growth             83.27%    83.27%      N/A       N/A       N/A     60.60%   05/01/98
                         CLASF Capital                           53.06%    53.06%    29.92%    26.62%      N/A     20.32%   05/01/93
                         CLASF Value Equity                      12.81%    12.81%    13.27%    13.66%    10.48%    10.46%   12/04/89
                         Dreyfus Capital Appreciation             4.42%     4.42%      N/A       N/A       N/A      9.30%   05/01/98
                         Dreyfus Growth & Income                  9.77%     9.77%    12.06%      N/A       N/A     11.85%   05/01/96
                         Dreyfus Socially Responsible            22.77%    22.77%    26.49%      N/A       N/A     24.76%   05/01/96
                         Fidelity VIP II Contrafund              17.03%    17.03%      N/A       N/A       N/A     18.88%   05/01/98
                         Fidelity VIP Growth                     30.03%    30.03%    30.46%    27.66%      N/A     24.36%   05/01/94
                         Montgomery Growth                       13.62%    13.62%      N/A       N/A       N/A     14.70%   05/01/97
                         Fidelity VIP II Index 500               13.34%    13.34%    24.27%      N/A       N/A     23.79%   05/01/96
                         Fidelity VIP III Growth Opportunities  (2.67)%   (2.67)%      N/A       N/A       N/A      6.09%   05/01/96
                         Seligman Frontier                        9.48%     9.48%     6.25%      N/A       N/A     13.60%   05/01/95

                         -----------------------------------------------------------------------------------------------------------
International            Berger-IPT International                23.93%    23.93%      N/A       N/A       N/A     13.17%   05/01/97
                         CLASF International Equity              37.35%    37.35%    16.66%      N/A       N/A     15.76%   05/01/95
                         Fidelity VIP Overseas                   35.14%    35.14%    18.68%    15.33%      N/A     12.47%   05/01/94
                         Montgomery Emerging Markets             57.01%    57.01%   (2.25)%      N/A       N/A    (0.79)%   05/01/96

                         -----------------------------------------------------------------------------------------------------------
Specially Portfolio      Seligman Communications & Information   77.71%    77.71%    42.97%      N/A       N/A     32.16%   05/01/95

                         -----------------------------------------------------------------------------------------------------------
Balanced                 CLASF Managed                            2.40%     2.40%     7.70%     9.77%     8.29%     8.24%   12/04/89
                         Fidelity VIP II Asset Manager            4.08%     4.08%    12.67%    13.62%      N/A     11.27%   05/01/94

                         -----------------------------------------------------------------------------------------------------------
Fixed Income Portfolios  CLASF Bond                            (10.65)%  (10.65)%     1.27%     4.72%     5.25%     5.18%   12/04/89
                         Fidelity VIP High Income                 1.16%     1.16%     3.84%     8.86%      N/A      7.52%   05/01/94

                         -----------------------------------------------------------------------------------------------------------
Money Market             CLASF Money Market                     (2.54)%   (2.54)%     1.75%     2.74%     2.95%     2.97%   12/04/89


The above figures are SEC required "standardized" performance returns which include the deduction of all fees and charges, including the maximum possible sales charge. These figures may not be applicable to your contract since you may not have to pay these early withdrawal charges. Please see the prospectus for more details. CLASF refers to Canada Life of America Series Fund, Inc. Fidelity VIP and Fidelity VIP II refer to Fidelity Investments Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II.

Annuities including the Money Market sub-account are not deposits of, obligations of, or guaranteed by any depository institution. They are not insured by FDIC or any federal agency, and as such are subject to investment risk including possible loss of principal invested. Although the Money Market Fund seeks to preserve the value of your investment at $10.00 per share, it is still possible to lose money by investing in the Fund. The FIXED account portions of a variable annully (NOT the separate accounts) and backed by the issuing insurance company.

Issued By: Canada Life Insurance Company of America 6201 Powers Ferry Road, N.W. Atlanta, GA 30389 and distributed by its subsidiary Canada Life of America Financial Services, Inc. 6201 Powers Ferry Road, N.W. Atlanta, GA 30839

Date of first use December 31, 1999